Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Other Comprehensive Income (Loss)
Net loss for the year	$ (1,892)	$ (6,449)	$ (4,221)
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	(5,959)	7,466	(1,899)
Total other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(5,959)	7,466	(1,899)
Total comprehensive (loss) income	(7,851)	1,017	(6,120)
Attributable to:
Equity holders of the Company	$ (7,851)	$ 1,017	$ (6,120)